United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/22

Date of Reporting Period: 11/30/22

Item 1.	Reports to Stockholders

Annual Shareholder Report
November 30, 2022

Share Class | Ticker	A | TLRAX	B | TLRBX	C | TLRCX	R | FTRKX
	Institutional | FTRBX	Service | FTRFX	R6 | FTRLX

Federated Hermes Total Return Bond Fund
Fund Established 1996

A Portfolio of Federated Hermes Total Return Series, Inc.
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2021 through November 30, 2022. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Total Return Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended November 30, 2022, was -12.26% for Class A Shares, -12.84% for Class B Shares, -12.70% for Class C Shares, -12.42% for Class R Shares, -11.86% for Institutional Shares, -12.04% for Service Shares and -11.86% for Class R6 Shares. The total return of the Bloomberg US Aggregate Bond Index (BAB),1 the Fund’s broad-based securities market index, was -12.84% for the same period. The total return of the Lipper Core Bond Funds Average (LCBFA),2 a peer group average for the Fund, was -13.31% for the same period. The Fund’s and LCBFA’s total returns for the most recently completed fiscal year reflect actual cash flows, transaction costs and expenses, which are not reflected in the total return of the BAB.
During the reporting period, the most significant factor affecting the Fund’s performance relative to the BAB was the Fund’s sensitivity to changing interest rates (referred to as “duration”),3,4 and to a lesser extent changes in the shape of the yield curve (the level of interest rates for different maturities), allocation to various sectors of the bond market and security selection.
The discussion below will focus on the performance of the Fund’s Institutional Shares relative to the BAB.
Market Overview
During the reporting period, interest rates rose dramatically and market volatility spiked higher in response to the biggest surge in inflation since the 1980’s. Two-year Treasury rates rose from 0.57% to 4.31%, and ten-year Treasury rates rose from 1.44% to 3.61%.Inflation exploded higher for several reasons: expansionary fiscal policy in 2020-21 to combat the impact of the pandemic on the economy, monetary policy that remained too easy in the face of signs that inflation was intensifying, the war in Ukraine which caused commodity prices to leap higher, and China’s zero-Covid policy which restricted the supply of goods to the rest of the world. To combat the rise in inflation, the Federal Reserve (the “Fed”) began aggressively tightening monetary conditions, raising the fed funds target rate from 0% to 4% by the end of the period. The Fed also began to shrink its balance sheet, withdrawing liquidity from the financial system in an effort to bring aggregate demand in line with aggregate supply in order to dampen inflationary pressures. The Fed’s hawkish stance on monetary policy initially caused stock prices to fall and credit spreads to widen as the market feared that the economy would collapse into recession. However, by the end of the fiscal year, risk assets had begun to recover and interest rates had retreated from their peaks in the hope that the Fed would be able to engineer a soft landing for the economy and sidestep a recession.
Annual Shareholder Report

Duration
Duration positioning was the primary reason the Fund outperformed the BAB by almost 100 basis points over the fiscal year. The Fund had less sensitivity to changing interest rates than the BAB during a period in which rates rose substantially, which significantly benefited performance relative to the BAB.
Yield Curve
The Fund’s positioning for longer-maturity bonds to outperform shorter-maturity bonds (a yield curve flattener) added to returns.
Sector Allocation
Sector allocation detracted modestly from returns due to an overweight position to the credit sectors of the bond market earlier in the period when credit spreads widened. Tactical overweight and underweight positions in mortgage-backed securities added to returns relative to the BAB, but not enough to offset the credit overweight.
security selection
Security selection detracted modestly from returns during the reporting period, mainly from an overweight position to BBB-rated corporate bonds. Treasury Inflation-Protected Securities (TIPS) added to returns early in the period.
Derivatives
During the reporting period, the Fund used various types of derivative5 instruments including futures, swaps, forward contracts and options to help manage the Fund’s duration, yield curve, sector and currency exposures. These derivative positions were employed both to hedge various risks as well as to position the Fund to benefit from changes in market conditions.
1
Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BAB.
2
Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Lipper peer group.
3
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations. For purposes of this Management Discussion of Fund Performance, duration is determined using a third-party analytical system.
5
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Total Return Bond Fund (the “Fund”) from November 30, 2012 to November 30, 2022, compared to the Bloomberg US Aggregate Bond Index (BAB)2 and the Lipper Core Bond Funds Average (LCBFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of November 30, 2022

◾ Total returns shown for Class A Shares include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 11/30/2022
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-16.20%	-0.35%	0.83%
Class B Shares	-17.51%	-0.36%	0.86%
Class C Shares	-13.55%	0.06%	0.88%
Class R Shares	-12.42%	0.39%	1.13%
Institutional Shares	-11.86%	1.12%	1.85%
Service Shares	-12.04%	0.82%	1.54%
Class R6 Shares[4]	-11.86%	1.13%	1.82%
BAB	-12.84%	0.21%	1.09%
LCBFA	-13.31%	0.15%	1.04%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The BAB and the LCBFA have been adjusted to reflect reinvestments of dividends on securities in the index and the average.

The BAB is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities. The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and are not adjusted to reflect any sales charges. The Lipper figures in the Growth of a $10,000 Investment line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.

The Fund’s Class R6 Shares commenced operations on April 17, 2015. For the period prior to the commencement of operations of Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares adjusted to reflect expenses of the Class R6 Shares for each year for which the gross expenses of Class R6 Shares would have exceeded the actual expenses paid by Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At November 30, 2022, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
U.S. Treasuries	38.8%
Mortgage Backed Securities[3]	25.0%
Corporate Debt Securities	19.4%
Emerging Markets Core Fund	4.0%
Project and Trade Finance Core Fund	3.9%
High Yield Bond Core Fund	2.8%
Collateralized Mortgage Obligations	1.1%
Commercial Mortgage-Backed Securities[3]	0.8%
Asset-Backed Securities	0.8%
Foreign Governments/Agencies[4]	0.0%
Municipal Bond[4]	0.0%
Bank Loan Core Fund[4]	0.0%
Adjustable Rate Mortgages[4]	0.0%
Securities Lending Collateral[4,5]	0.0%
Cash Equivalents[6]	4.2%
Derivative Contracts[4,7]	0.0%
Other Assets and Liabilities—Net[8]	(0.8)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund), in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.

3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
Annual Shareholder Report

7
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
November 30, 2022
Principal Amount or Shares		Value in U.S. Dollars
	U.S. TREASURIES— 38.9%
	U.S. Treasury Bonds— 7.9%
$ 4,845,000	United States Treasury Bond, 2.250%, 8/15/2049	$ 3,526,068
13,420,000	United States Treasury Bond, 2.375%, 11/15/2049	10,045,733
215,000	United States Treasury Bond, 2.500%, 2/15/2045	166,081
250,000	United States Treasury Bond, 2.500%, 2/15/2046	191,785
350,000	United States Treasury Bond, 2.500%, 5/15/2046	267,990
9,000,000	United States Treasury Bond, 2.750%, 11/15/2047	7,231,397
9,000,000	United States Treasury Bond, 2.875%, 5/15/2043	7,535,811
2,380,000	United States Treasury Bond, 2.875%, 8/15/2045	1,962,123
10,400,000	United States Treasury Bond, 2.875%, 5/15/2049	8,632,981
2,000,000	United States Treasury Bond, 3.000%, 5/15/2042	1,727,186
800,000	United States Treasury Bond, 3.000%, 11/15/2045	674,432
2,000,000	United States Treasury Bond, 3.000%, 2/15/2047	1,681,699
750,000	United States Treasury Bond, 3.000%, 5/15/2047	631,381
850,000	United States Treasury Bond, 3.000%, 8/15/2048	719,353
950,000	United States Treasury Bond, 3.125%, 8/15/2044	821,748
3,215,000	United States Treasury Bond, 3.125%, 5/15/2048	2,780,942
2,885,000	United States Treasury Bond, 3.750%, 8/15/2041	2,809,822
69,000,000	United States Treasury Bond, 4.000%, 11/15/2042	69,323,437
651,000,000	United States Treasury Bond, 4.000%, 11/15/2052	677,853,750
3,100,000	United States Treasury Bond, 4.500%, 2/15/2036	3,380,453
5,000,000	United States Treasury Bond, 5.250%, 11/15/2028	5,364,908
4,000,000	United States Treasury Bond, 7.125%, 2/15/2023	4,023,991
	TOTAL	811,353,071
	U.S. Treasury Notes— 31.0%
315,085	U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	263,453
27,725,000	United States Treasury Note, 0.125%, 8/31/2023	26,797,163
6,000,000	United States Treasury Note, 0.250%, 7/31/2025	5,420,714
9,200,000	United States Treasury Note, 0.250%, 8/31/2025	8,280,594
265,000	United States Treasury Note, 0.250%, 9/30/2025	238,502
6,540,000	United States Treasury Note, 0.375%, 9/15/2024	6,087,768
11,000,000	United States Treasury Note, 0.375%, 11/30/2025	9,863,972
12,000,000	United States Treasury Note, 0.375%, 7/31/2027	10,242,319
10,410,000	United States Treasury Note, 0.375%, 9/30/2027	8,837,750
5,400,000	United States Treasury Note, 0.500%, 4/30/2027	4,672,754
1,500,000	United States Treasury Note, 0.500%, 10/31/2027	1,277,937
22,200,000	United States Treasury Note, 0.750%, 3/31/2026	19,973,063
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURIES— continued
		U.S. Treasury Notes— continued
$ 8,200,000		United States Treasury Note, 0.750%, 4/30/2026	$ 7,353,134
19,000,000		United States Treasury Note, 0.875%, 1/31/2024	18,185,497
7,090,000		United States Treasury Note, 0.875%, 9/30/2026	6,319,513
11,350,000		United States Treasury Note, 0.875%, 11/15/2030	9,235,839
11,490,000		United States Treasury Note, 1.000%, 12/15/2024	10,748,682
72,420,000		United States Treasury Note, 1.125%, 1/15/2025	67,759,389
700,000		United States Treasury Note, 1.125%, 2/28/2027	625,253
1,000,000		United States Treasury Note, 1.125%, 2/29/2028	873,460
26,820,000		United States Treasury Note, 1.250%, 11/30/2026	24,188,253
11,000,000		United States Treasury Note, 1.250%, 3/31/2028	9,653,368
9,000,000		United States Treasury Note, 1.250%, 4/30/2028	7,884,401
50,000,000		United States Treasury Note, 1.500%, 2/29/2024	48,115,990
67,000,000		United States Treasury Note, 1.500%, 1/31/2027	60,843,933
270,000		United States Treasury Note, 1.625%, 5/15/2026	249,328
21,650,000	[1]	United States Treasury Note, 1.750%, 12/31/2026	19,911,713
69,063,000		United States Treasury Note, 1.875%, 2/28/2027	63,663,088
6,180,000		United States Treasury Note, 2.000%, 4/30/2024	5,959,839
1,300,000		United States Treasury Note, 2.125%, 9/30/2024	1,248,229
1,300,000		United States Treasury Note, 2.250%, 11/15/2025	1,234,485
180,000		United States Treasury Note, 2.375%, 5/15/2027	168,976
23,300,000		United States Treasury Note, 2.375%, 3/31/2029	21,469,941
100,000		United States Treasury Note, 2.375%, 5/15/2029	92,126
1,205,000		United States Treasury Note, 2.500%, 5/15/2024	1,169,645
204,595,000		United States Treasury Note, 2.500%, 3/31/2027	193,377,220
196,678,000		United States Treasury Note, 2.625%, 4/15/2025	189,549,524
136,155,000		United States Treasury Note, 2.625%, 5/31/2027	129,359,899
130,000		United States Treasury Note, 2.625%, 2/15/2029	121,683
11,500,000		United States Treasury Note, 2.625%, 7/31/2029	10,742,548
51,000,000		United States Treasury Note, 2.750%, 5/15/2025	49,283,315
258,880,000		United States Treasury Note, 2.750%, 4/30/2027	247,172,152
4,800,000		United States Treasury Note, 2.750%, 2/15/2028	4,555,662
81,000,000		United States Treasury Note, 2.750%, 5/31/2029	76,289,161
455,000		United States Treasury Note, 2.875%, 5/15/2028	433,805
980,000		United States Treasury Note, 2.875%, 8/15/2028	932,945
90,000,000		United States Treasury Note, 2.875%, 4/30/2029	85,397,220
238,650,000		United States Treasury Note, 3.000%, 7/15/2025	231,861,481
150,000,000		United States Treasury Note, 3.125%, 8/15/2025	146,168,220
32,695,000		United States Treasury Note, 3.125%, 8/31/2027	31,724,972
400,000		United States Treasury Note, 3.125%, 11/15/2028	385,497
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURIES— continued
		U.S. Treasury Notes— continued
$ 20,000,000		United States Treasury Note, 3.875%, 11/30/2029	$ 20,192,490
1,219,700,000		United States Treasury Note, 4.125%, 11/15/2032	1,268,819,514
		TOTAL	3,175,277,379
		TOTAL U.S. TREASURIES (IDENTIFIED COST $4,031,964,787)	3,986,630,450
		CORPORATE BONDS— 19.4%
		Basic Industry - Chemicals— 0.1%
395,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	384,689
7,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	6,889,170
		TOTAL	7,273,859
		Basic Industry - Metals & Mining— 0.2%
8,285,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	6,794,640
3,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	3,264,278
6,285,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	5,593,572
3,115,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	2,038,303
2,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	2,379,208
		TOTAL	20,070,001
		Capital Goods - Aerospace & Defense— 0.7%
7,250,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	6,783,968
4,845,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	3,254,984
3,065,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	2,770,792
9,035,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	7,682,106
2,425,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,676,763
5,875,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	5,854,374
5,900,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	5,848,678
2,940,000		General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	2,623,331
4,360,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	4,241,898
6,490,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	5,951,868
2,900,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	2,798,979
3,000,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	2,893,797
8,370,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	7,646,747
3,650,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	3,569,398
1,820,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 6.341% (3-month USLIBOR +1.735%), 2/15/2042	1,277,604
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,757,221
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	2,966,052
		TOTAL	69,598,560
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Capital Goods - Building Materials— 0.1%
$ 4,940,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	$ 4,764,091
5,270,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	4,784,614
		TOTAL	9,548,705
		Capital Goods - Construction Machinery— 0.1%
69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	71,859
295,000		Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	227,850
3,910,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	3,762,738
9,875,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	9,294,390
		TOTAL	13,356,837
		Capital Goods - Diversified Manufacturing— 0.3%
4,388,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	4,149,913
78,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	88,659
350,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOT2, 5.500%, 3/15/2023	349,172
2,555,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,370,520
2,680,000	[3]	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	1,977,311
4,200,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	3,592,045
2,835,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	2,484,648
1,500,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	1,457,728
1,645,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	1,438,829
6,180,000		Valmont Industries, Inc., 5.250%, 10/1/2054	5,403,722
8,000,000		Vontier Corp., Sr. Unsecd. Note, 2.950%, 4/1/2031	5,784,800
5,275,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	4,341,043
		TOTAL	33,438,390
		Capital Goods - Packaging— 0.1%
5,830,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	5,461,132
		Communications - Cable & Satellite— 0.3%
175,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	172,368
8,695,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	5,785,419
2,460,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	1,610,888
3,570,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	3,398,025
4,300,000		Comcast Corp., Sr. Unsecd. Note, 3.375%, 2/15/2025	4,187,412
910,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	679,791
2,325,000		Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	1,948,688
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Communications - Cable & Satellite— continued
$ 400,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	$ 350,294
3,380,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	3,325,083
580,000	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	549,004
3,000,000	Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	2,776,872
3,000,000	NBC Universal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	3,187,189
5,500,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	4,688,872
500,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	375,943
135,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	136,009
	TOTAL	33,171,857
	Communications - Media & Entertainment— 0.6%
10,000,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	6,893,303
5,000,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	4,883,939
1,600,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	1,374,503
6,394,000	Grupo Televisa S.A., 6.625%, 3/18/2025	6,541,337
7,000,000	Meta Platforms, Inc., Sr. Unsecd. Note, 144A, 3.500%, 8/15/2027	6,582,918
7,000,000	Meta Platforms, Inc., Sr. Unsecd. Note, 144A, 3.850%, 8/15/2032	6,268,949
6,540,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	6,361,752
5,005,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	4,157,654
4,200,000	Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	3,128,262
3,630,000	S&P Global, Inc., Sr. Unsecd. Note, 144A, 2.900%, 3/1/2032	3,133,216
7,570,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	5,970,644
3,155,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	2,512,480
	TOTAL	57,808,957
	Communications - Telecom Wireless— 0.5%
4,980,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	4,300,920
3,990,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	3,297,477
4,155,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	2,753,352
4,925,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	3,378,009
6,700,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	6,553,956
7,000,000	T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	6,274,716
4,175,000	T-Mobile USA, Inc., Sr. Sub. Note, 3.000%, 2/15/2041	3,041,311
5,600,000	T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	5,148,643
3,820,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	3,837,242
4,005,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	3,956,410
4,000,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	3,165,042
	TOTAL	45,707,078
	Communications - Telecom Wirelines— 0.7%
9,240,000	AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	8,773,806
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Communications - Telecom Wirelines— continued
$ 9,255,000		AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	$ 8,346,711
3,693,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	2,904,696
7,090,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	5,427,599
4,035,000		AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,935,376
1,940,000		AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	1,419,385
2,100,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	2,033,670
5,800,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	6,250,350
4,160,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	3,824,237
6,450,000		Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2042	5,446,166
8,500,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	7,692,276
7,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	6,130,342
6,795,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	5,224,245
870,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	702,696
4,590,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	3,760,850
1,122,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 2.987%, 10/30/2056	709,415
		TOTAL	71,581,820
		Consumer Cyclical - Automotive— 0.5%
11,845,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	10,396,813
1,985,000	[3]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	1,664,617
4,040,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	3,937,284
260,000		General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	229,743
7,675,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	7,780,741
2,790,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	2,798,400
410,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	403,225
4,745,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	4,716,370
6,800,000	[3]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	6,873,026
10,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	9,835,207
2,700,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	2,694,086
		TOTAL	51,329,512
		Consumer Cyclical - Gaming— 0.0%
250,000		GLP Capital LP / GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	242,670
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Consumer Cyclical - Leisure— 0.1%
$ 7,630,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 144A, 4.279%, 3/15/2032	$ 6,485,813
6,735,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/15/2042	5,399,488
		TOTAL	11,885,301
		Consumer Cyclical - Retailers— 0.6%
2,500,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	2,112,590
7,685,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	6,782,440
8,850,000	[3]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	6,359,689
2,745,000		AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	2,266,049
3,730,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	3,364,359
475,000		AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	462,285
2,480,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	2,198,785
200,920		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	199,291
1,200,000		CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	846,278
8,500,000		CVS Health Corp., Sr. Unsecd. Note, 3.375%, 8/12/2024	8,310,412
74,000		CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	73,313
3,815,000		CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	3,530,867
1,745,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,622,680
1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,645,506
4,205,000		Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	3,727,720
2,300,000		Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	2,154,642
12,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	11,894,324
2,370,000		Home Depot, Inc., Sr. Unsecd. Note, 4.000%, 9/15/2025	2,352,186
		TOTAL	59,903,416
		Consumer Cyclical - Services— 0.3%
8,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.875%, 5/12/2041	6,122,187
5,130,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	4,879,370
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	4,509,941
165,000		Booking Holdings, Inc., Sr. Unsecd. Note, 2.750%, 3/15/2023	164,254
2,100,000		Boston University, Sr. Unsecd. Note, Series MTNA, 7.625%, 7/15/2097	2,303,841
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	2,312,003
2,920,000		Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	2,734,242
3,300,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,179,530
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	337,208
		TOTAL	26,542,576
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Food/Beverage— 1.0%
$ 870,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	$ 835,876
1,390,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,302,556
6,960,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	6,130,837
3,000,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	2,718,248
3,030,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	2,757,672
3,375,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,065,484
9,000,000	Coca-Cola Company, Sr. Unsecd. Note, 2.125%, 9/6/2029	7,829,379
5,100,000	Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	4,439,881
2,805,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	2,167,059
6,164,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,387,336
1,190,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	912,602
5,140,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	5,031,267
2,575,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	2,078,382
4,160,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	3,923,785
2,937,000	General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	2,004,191
3,250,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	3,189,810
2,810,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	2,331,185
6,840,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	5,720,652
2,500,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	1,967,141
4,765,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	4,201,506
750,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	750,521
4,560,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	3,849,035
5,000,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	4,539,363
8,000,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	7,154,510
6,100,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 4/30/2025	5,856,449
150,000	Ralston Purina Co., Deb., 7.875%, 6/15/2025	161,575
200,000	Ralston Purina Co., Deb., 8.125%, 2/1/2023	200,338
2,980,000	Smithfield Foods, Inc., 144A, 2.625%, 9/13/2031	2,177,191
3,885,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	2,994,646
6,300,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	5,320,474
	TOTAL	100,998,951
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Health Care— 0.5%
$ 4,240,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	$ 3,566,264
2,500,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	2,293,123
4,355,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	3,812,603
2,120,000	Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	1,700,777
1,690,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,649,899
1,595,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	1,243,766
7,220,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	4,779,237
2,520,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	2,227,348
1,000,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	765,876
1,910,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 144A, 6.377%, 11/22/2052	2,128,379
7,590,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	5,141,885
7,000,000	HCA, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/15/2032	5,989,982
5,630,000	PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	5,205,614
2,035,000	Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	1,944,233
7,000,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	6,552,449
	TOTAL	49,001,435
	Consumer Non-Cyclical - Pharmaceuticals— 0.9%
4,128,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	4,072,599
7,050,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	7,084,439
7,000,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	6,557,945
7,000,000	AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	6,669,124
7,000,000	AbbVie, Inc., Sr. Unsecd. Note, 4.700%, 5/14/2045	6,460,060
2,000,000	Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	1,968,967
375,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	324,558
1,975,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	1,581,674
3,025,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	1,836,641
5,500,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	5,219,024
7,000,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	6,651,231
7,000,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.400%, 7/15/2044	5,560,451
2,500,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	2,064,800
8,625,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	5,940,037
5,140,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	4,636,150
7,100,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	6,913,232
260,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	236,712
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Pharmaceuticals— continued
$ 2,400,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	$ 2,174,758
500,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	453,603
1,000,000	Johnson & Johnson, Sr. Unsecd. Note, 5.950%, 8/15/2037	1,136,030
12,652,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	8,043,341
5,370,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	4,428,395
8,715,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	6,092,320
	TOTAL	96,106,091
	Consumer Non-Cyclical - Products— 0.0%
2,390,000	Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	2,307,575
	Consumer Non-Cyclical - Tobacco— 0.3%
5,575,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	3,621,735
3,490,000	BAT Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	3,338,590
3,835,000	BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	3,401,033
3,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	2,641,860
3,770,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	3,054,796
1,960,000	Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	1,477,274
5,090,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	5,245,466
3,950,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	3,458,616
	TOTAL	26,239,370
	Energy - Independent— 0.3%
2,730,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	2,550,072
7,000,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.900%, 2/1/2025	6,854,683
2,790,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	2,889,709
6,920,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	6,685,315
7,000,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	6,771,819
610,000	XTO Energy, Inc., 6.750%, 8/1/2037	693,662
	TOTAL	26,445,260
	Energy - Integrated— 0.3%
3,990,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	2,756,167
1,985,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	1,894,440
100,000	BP PLC, Deb., 8.750%, 3/1/2032	124,650
9,775,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	9,372,747
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Energy - Integrated— continued
$ 6,770,000		Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	$ 5,063,052
4,030,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	4,183,736
3,175,000		ConocoPhillips Co., Sr. Unsecd. Note, 3.758%, 3/15/2042	2,692,498
205,000		ConocoPhillips, Company Guarantee, 6.500%, 2/1/2039	235,578
450,000		Petro-Canada, Sr. Unsecd. Note, 6.800%, 5/15/2038	481,008
3,020,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	2,877,752
2,275,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	1,924,058
		TOTAL	31,605,686
		Energy - Midstream— 0.6%
7,240,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	6,839,520
3,000,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	2,956,635
1,900,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,885,754
1,210,000		Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,057,550
3,715,000		Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	2,597,235
785,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.500%, 6/1/2027	784,332
360,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	349,792
5,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	4,971,260
225,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	213,698
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	1,630,847
520,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	555,160
1,820,000	[3]	Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	1,209,410
320,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	274,860
4,200,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	3,362,735
7,000,000		MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	6,633,151
1,720,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	1,642,004
1,631,000		ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	1,497,850
6,390,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	5,281,755
2,550,000		ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	2,598,709
8,340,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	7,301,943
4,710,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	4,476,504
225,000		Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	197,227
5,775,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	5,045,203
		TOTAL	63,363,134
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Energy - Oil Field Services— 0.1%
$ 7,000,000		Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	$ 6,308,375
615,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	598,827
9,000,000		Schlumberger Investment SA, Sr. Unsecd. Note, 2.650%, 6/26/2030	7,837,429
		TOTAL	14,744,631
		Energy - Refining— 0.2%
535,000		HF Sinclair Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	538,665
325,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	263,739
6,295,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	5,372,003
4,615,000		Phillips 66, Sr. Unsecd. Note, 0.900%, 2/15/2024	4,399,557
30,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	26,949
5,360,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	5,008,073
395,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	385,458
3,020,000		Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	3,429,947
		TOTAL	19,424,391
		Financial Institution - Banking— 3.8%
4,995,000		American Express Co., Sr. Unsecd. Note, 2.650%, 12/2/2022	4,995,000
355,000		American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	344,035
3,000,000		American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	3,116,609
5,720,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	5,575,224
9,900,000		Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	7,890,677
2,185,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,805,781
5,440,000		Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	4,413,075
5,460,000		Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	4,982,424
5,400,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	5,010,031
7,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	5,465,608
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.087%, 6/14/2029	8,449,172
10,235,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	8,745,810
1,622,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,610,147
3,500,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	3,422,951
560,000		Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	552,365
660,000		Bank of America Corp., Sub. Note, Series MTN, 4.450%, 3/3/2026	649,456
4,840,000	[3]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	4,717,356
5,440,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	5,229,783
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 1,740,000		Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	$ 1,557,472
480,000		Bank of New York Mellon, N.A., Sr. Unsecd. Note, 3.400%, 5/15/2024	471,148
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,093,117
2,160,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	2,129,798
15,085,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	12,379,835
3,165,000		Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,702,488
5,135,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	4,224,672
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	4,849,467
2,320,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,244,241
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	4,719,398
345,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	332,502
8,100,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	6,063,377
6,770,000		Comerica, Inc., 3.800%, 7/22/2026	6,524,808
5,480,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	5,333,909
6,040,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	5,947,035
3,280,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	2,957,775
14,145,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	14,045,745
5,010,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	4,970,485
5,815,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	4,495,077
10,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	8,381,588
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	11,420,809
6,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	5,615,065
4,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	3,683,406
5,150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	4,072,037
500,000		HSBC Holdings PLC, Jr. Sub. Note, 6.375%, 9/30/2071	476,937
7,445,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	6,382,543
5,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	4,758,743
4,450,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	4,347,171
4,500,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	4,388,427
5,220,000	[3]	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	4,962,243
720,000		JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 4/1/2171	698,850
610,000		JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 2/1/2171	564,912
15,175,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	11,699,989
3,990,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	3,107,774
15,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	12,423,355
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	4,126,637
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	$ 1,912,003
410,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	407,180
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	4,548,837
235,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	197,751
245,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.023%, 12/5/2024	242,117
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	3,974,088
635,000		Lloyds Banking Group PLC, Sub. Note, 4.650%, 3/24/2026	604,222
2,550,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	2,524,815
2,905,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	2,560,703
2,270,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	2,167,187
5,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	3,903,153
1,665,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,397,155
425,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	424,201
685,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	671,473
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	7,101,295
5,720,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	4,358,708
2,000,000	[2]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 8.000% (US CPI Urban Consumers YoY NSA +2.000%), 5/17/2023	2,029,612
5,000,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	4,821,634
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	6,279,914
500,000		Natwest Group PLC, Sub. Deb., 6.125%, 12/15/2022	499,944
160,000		Natwest Group PLC, Sub. Note, 6.000%, 12/19/2023	159,946
7,310,000		Northern Trust Corp., Sub. Note, 6.125%, 11/2/2032	7,710,526
3,100,000		PNC Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	2,893,268
3,245,000		PNC Financial Services Group, Sr. Unsecd. Note, 2.550%, 1/22/2030	2,757,271
40,457	[4]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	16,992
6,105,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	5,718,280
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	2,922,725
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	314,224
6,000,000		State Street Corp., Sub. Note, 2.200%, 3/3/2031	4,855,796
350,000		Truist Bank, Sub. Deb., Series BKNT, 2.636%, 9/17/2029	326,555
3,310,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,105,245
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	2,455,987
500,000		Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	515,738
6,180,000		US Bancorp, 4.967%, 7/22/2033	5,922,768
7,835,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	6,113,454
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Financial Institution - Banking— continued
$ 265,000	Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	$ 257,840
10,825,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	9,580,279
8,240,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	7,095,672
12,650,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	11,745,688
6,050,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	5,834,366
435,000	Westpac Banking Corp., Sub. Note, Series GMTN, 4.322%, 11/23/2031	397,491
	TOTAL	387,454,442
	Financial Institution - Broker/Asset Mgr/Exchange— 0.2%
2,845,000	BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,321,055
2,645,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	2,931,177
2,810,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	2,704,208
3,265,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	3,075,183
5,240,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	4,604,354
3,580,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	3,515,445
5,085,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	4,947,609
	TOTAL	24,099,031
	Financial Institution - Finance Companies— 0.1%
4,000,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	3,519,097
2,420,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	2,046,382
5,725,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	4,443,048
4,320,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	4,292,915
	TOTAL	14,301,442
	Financial Institution - Insurance - Life— 0.6%
2,600,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,569,388
10,000,000	American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	8,905,054
2,650,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	2,435,519
4,968,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	6,234,142
330,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	311,220
2,200,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	2,909,654
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Financial Institution - Insurance - Life— continued
$ 16,268,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	$ 11,485,557
5,060,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	3,975,844
3,000,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	3,267,641
2,070,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,287,889
9,500,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	7,832,454
5,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.100%, 8/15/2043	4,508,389
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	2,127,648
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,156,173
		TOTAL	60,006,572
		Financial Institution - Insurance - P&C— 0.3%
1,000,000		Assured Guaranty US Holding, Inc., Sr. Unsecd. Note, 7.000%, 6/1/2034	1,090,514
30,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	27,008
5,175,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	4,081,757
3,700,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	3,630,365
4,350,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	4,208,093
1,000,000		Cincinnati Financial Corp., Sr. Unsecd. Note, 6.920%, 5/15/2028	1,078,570
7,895,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	7,268,313
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	2,614,895
6,600,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	8,656,671
335,000		Teachers Insurance & Annuity Association of America, Sub. Note, 144A, 4.900%, 9/15/2044	313,382
		TOTAL	32,969,568
		Financial Institution - REIT - Apartment— 0.2%
12,130,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	11,290,199
5,100,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	4,986,815
1,905,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	1,492,405
8,350,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	6,065,718
		TOTAL	23,835,137
		Financial Institution - REIT - Healthcare— 0.3%
3,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	2,930,101
7,680,000	[3]	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	5,840,110
4,110,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	3,454,145
5,000,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	4,595,351
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Financial Institution - REIT - Healthcare— continued
$ 3,650,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	$ 3,463,002
6,155,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	4,998,513
		TOTAL	25,281,222
		Financial Institution - REIT - Office— 0.2%
5,310,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	3,954,286
2,220,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	2,128,413
2,500,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	2,436,616
5,330,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	5,115,186
1,180,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	987,576
4,810,000	[3]	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	3,439,825
		TOTAL	18,061,902
		Financial Institution - REIT - Other— 0.1%
7,000,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	6,960,696
		Financial Institution - REIT - Retail— 0.1%
3,390,000		Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	2,852,638
8,810,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	8,114,065
3,330,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	3,105,581
		TOTAL	14,072,284
		Municipal Services— 0.0%
1,380,000		Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,280,393
		Sovereign— 0.0%
3,700,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	4,075,786
		Technology— 1.3%
3,965,000		Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	2,911,796
7,000,000		Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	6,622,535
2,000,000		Apple, Inc., Sr. Unsecd. Note, 3.450%, 5/6/2024	1,970,743
555,000		Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	496,035
9,600,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	9,349,392
6,800,000		Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	6,618,888
5,602,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	5,238,748
3,998,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	3,594,801
2,953,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,191,045
352,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	256,739
8,395,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	7,456,310
5,185,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	4,944,299
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Technology— continued
$ 1,535,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	$ 1,426,646
2,280,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	1,604,102
3,345,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.700%, 7/15/2027	3,285,546
785,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.625%, 7/15/2052	736,001
5,385,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	4,862,521
6,585,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	6,511,049
6,100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	5,887,040
2,650,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	2,494,007
1,297,000	Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	878,722
2,857,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	2,123,854
6,123,000	Microsoft Corp., Sr. Unsecd. Note, 3.041%, 3/17/2062	4,472,657
2,000,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	1,943,783
284,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	259,140
4,070,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	3,655,236
9,665,000	Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	8,305,413
5,000,000	Oracle Corp., Sr. Unsecd. Note, 6.500%, 4/15/2038	5,204,510
5,175,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	5,741,689
2,100,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	1,952,270
1,650,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	1,441,427
2,555,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	2,388,104
1,970,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	1,930,862
2,485,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	2,351,802
8,000,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	7,796,333
3,300,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	2,903,758
2,575,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	1,967,420
	TOTAL	133,775,223
	Technology Services— 0.2%
4,360,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	3,838,629
10,340,000	Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	10,064,002
2,450,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	2,010,231
	TOTAL	15,912,862
	Transportation - Railroads— 0.2%
1,570,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	1,403,837
2,725,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,251,255
4,000,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	3,834,537
1,470,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	1,108,777
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Transportation - Railroads— continued
$ 3,925,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	$ 3,884,369
3,660,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	3,252,573
3,590,000	Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	3,044,593
6,565,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	5,666,836
	TOTAL	24,446,777
	Transportation - Services— 0.3%
10,625,000	GXO Logistics, Inc., Sr. Unsecd. Note, 1.650%, 7/15/2026	9,110,473
6,395,000	GXO Logistics, Inc., Sr. Unsecd. Note, 2.650%, 7/15/2031	4,770,772
7,135,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	6,845,499
7,000,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	6,294,691
8,000,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	7,965,021
	TOTAL	34,986,456
	Utility - Electric— 1.8%
3,150,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	3,040,028
8,000,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	6,750,106
3,790,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	3,339,575
2,960,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	2,838,685
5,470,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	5,258,298
535,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	362,938
2,125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	2,123,669
3,835,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series M, 0.750%, 11/1/2023	3,675,797
5,045,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	4,078,345
1,600,000	Consolidated Edison Co., 4.625%, 12/1/2054	1,390,565
2,590,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	2,119,448
5,265,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	5,090,991
2,025,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	1,820,706
6,455,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	5,724,740
12,020,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	8,986,878
2,775,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	2,997,341
427,000	Duke Energy Indiana, Inc., Sr. Deb., 6.120%, 10/15/2035	439,258
8,000,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	6,617,902
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Utility - Electric— continued
$ 6,150,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	$ 5,949,287
5,885,000	[3]	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	5,255,187
3,940,000		Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	3,697,294
15,600,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	12,389,171
5,950,000	[3]	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.250%, 7/12/2031	4,441,008
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.400%, 11/1/2024	518,000
7,100,000		Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	6,959,409
4,012,000		Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	3,433,624
2,385,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	2,110,488
1,735,000		Exelon Corp., Sr. Unsecd. Note, 144A, 4.100%, 3/15/2052	1,419,234
3,220,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	2,630,111
6,043,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	5,629,976
5,400,000		Gulf Power Co., Sr. Unsecd. Note, 4.550%, 10/1/2044	4,866,144
4,130,000		Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	3,382,026
8,040,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	7,224,563
4,970,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	4,716,306
5,000,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	3,954,284
2,685,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	2,255,177
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	265,051
7,805,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	6,296,683
2,955,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	2,854,084
3,150,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	2,697,829
15,495,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	13,698,931
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	1,539,364
9,945,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	9,596,349
3,805,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	3,230,393
1,640,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	1,664,075
		TOTAL	189,329,318
		Utility - Natural Gas— 0.3%
2,930,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	2,798,581
4,420,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	3,508,821
2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,623,404
6,320,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	6,337,137
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Utility - Natural Gas— continued
$ 7,490,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	$ 6,870,297
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,174,181
7,490,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	6,227,246
135,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	140,097
		TOTAL	29,679,764
		Utility - Natural Gas Distributor— 0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,348,916
2,045,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	1,342,341
		TOTAL	2,691,257
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,237,808,885)	1,990,377,327
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 0.9%
		Agency Commercial Mortgage-Backed Securities— 0.1%
11,890,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.851%, 10/25/2048	11,294,146
		Commercial Mortgage— 0.8%
4,500,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	4,323,437
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	8,262,752
4,359,000		Bank, Class A5, 3.390%, 6/15/2060	4,024,764
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	8,277,635
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	28,112,223
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,358,690
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	3,804,786
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	13,227,444
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,081,698
		TOTAL	75,473,429
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $94,981,046)	86,767,575
		ASSET-BACKED SECURITIES— 0.1%
		Credit Card— 0.1%
14,419,000	[2]	Master Credit Card Trust 2018-1A, Class A, 4.429% (1-month USLIBOR +0.490%), 7/21/2024	14,414,689
		Financial Institution - Finance Companies— 0.0%
62,518		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037	24,839
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $14,488,247)	14,439,528
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— 0.0%
	Federal Home Loan Mortgage Corporation— 0.0%
$ 245	Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	$ 258
70	Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	74
114,841	Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	120,163
12,212	Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	12,671
308	Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	321
126,183	Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	125,662
3,419	Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	3,387
3,975	Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	3,838
4,159	Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	4,075
3,802	Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	3,944
42,983	Federal Home Loan Mortgage Corp., Pool ZI5333, 5.500%, 10/1/2036	44,341
23	Federal Home Loan Mortgage Corp., Pool ZK1227, 5.000%, 12/1/2022	23
5,015	Federal Home Loan Mortgage Corp., Pool ZK1547, 4.500%, 5/1/2024	4,977
4,949	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	5,189
495	Federal Home Loan Mortgage Corp., Pool ZS5598, 5.000%, 4/1/2023	493
	TOTAL	329,416
	Federal National Mortgage Association— 0.0%
1,186	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	1,224
2,390	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	2,513
2,603	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	2,678
20,264	Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	20,161
14,320	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	14,990
9,021	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	9,362
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 258	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	$ 263
189	Federal National Mortgage Association, Pool 349416, 7.500%, 8/1/2026	194
1,211	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	1,284
323	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	341
964	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	1,033
56	Federal National Mortgage Association, Pool 577475, 7.500%, 4/1/2031	56
14,267	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	14,915
59,307	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	60,918
9,509	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	9,778
33,319	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	34,784
8,317	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	8,610
1,019	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	1,058
22,770	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	23,547
2,419	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	2,532
3,540	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	3,539
10,442	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	10,841
60,810	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	61,809
17,029	Federal National Mortgage Association, Pool 934898, 4.500%, 7/1/2024	16,887
1,725	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	1,791
18,935	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	19,245
4,090	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	4,249
186,810	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	185,749
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 4,560	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	$ 4,536
5,697	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	5,349
3,001	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	2,904
11,147	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	11,078
2,995	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	2,978
7,944	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	8,080
1,343	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	1,335
21,586	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	21,470
1,854	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	1,844
11,557	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	11,164
2,511	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	2,463
19,933	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	19,259
8,403	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	7,880
2,463	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	2,413
7,596	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	7,145
5,293	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	4,847
12,080	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	11,392
10,974	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	10,329
105,343	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	107,160
248,987	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	247,626
6,042	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	6,010
226,368	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	222,963
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 3,545	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	$ 3,526
4,082	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	3,944
16,411	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	15,390
	TOTAL	1,257,436
	Government National Mortgage Association— 0.0%
392	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	394
92	Government National Mortgage Association, Pool 1716, 7.000%, 5/20/2024	93
991	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	1,017
1,066	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	1,098
2,109	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	2,166
2,689	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	2,721
3,014	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	3,097
1,161	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,203
255	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	267
158	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	164
4,079	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	4,255
2,106	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	2,202
2,465	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	2,581
16,958	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	17,352
10,922	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	11,179
3,555	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	3,641
18,346	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	18,797
19,446	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	19,934
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Government National Mortgage Association— continued
$ 21,792	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	$ 21,915
8,125	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	8,170
8,968	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	9,211
17,915	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	18,042
3,724	Government National Mortgage Association, Pool 345128, 6.500%, 1/15/2024	3,732
85	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	84
2,108	Government National Mortgage Association, Pool 373015, 8.000%, 6/15/2024	2,127
1,598	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	1,634
91	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	94
45	Government National Mortgage Association, Pool 443780, 7.000%, 12/15/2027	45
27	Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	27
457	Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	469
33,732	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	34,582
662	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	681
153	Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	155
61	Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	62
142	Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	147
4,814	Government National Mortgage Association, Pool 510559, 7.000%, 10/15/2029	4,877
2,368	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	2,370
1,524	Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	1,584
116	Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	121
696	Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	697
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Government National Mortgage Association— continued
$ 2,077	Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	$ 2,077
7,566	Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	7,865
15,525	Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	16,116
17,626	Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	17,388
1,072	Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	1,118
9,249	Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	9,289
212,330	Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	218,294
35,215	Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	36,297
61,097	Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	62,949
4,549	Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	4,712
4,943	Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	5,036
7,200	Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	7,442
6,708	Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	6,323
1,956	Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	1,916
	TOTAL	599,809
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,204,476)	2,186,661
	FOREIGN GOVERNMENTS/AGENCY— 0.0%
	Sovereign— 0.0%
2,150,000	Poland, Government of, Sr. Unsecd. Note, 4.000%, 1/22/2024 (IDENTIFIED COST $2,176,621)	2,123,142
	MUNICIPAL BOND— 0.0%
	Transportation Services— 0.0%
390,000	Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $418,237)	400,043
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATION— 0.0%
		Federal Home Loan Mortgage Corporation REMIC— 0.0%
$ 34,631		Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $33,967)	$ 34,793
		ADJUSTABLE RATE MORTGAGES— 0.0%
		Federal National Mortgage Association— 0.0%
2,166	[2]	FNMA ARM, 3.492%, 1/1/2033	2,192
		Government National Mortgage Association— 0.0%
119	[2]	GNMA ARM, 1.750%, 10/20/2025	116
964	[2]	GNMA ARM, 3.000%, 5/20/2028	942
		TOTAL	1,058
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,349)	3,250
		INVESTMENT COMPANIES— 40.7%
15,773		Bank Loan Core Fund	137,224
51,404,287		Emerging Markets Core Fund	405,065,779
3,416,931		Federated Hermes Government Obligations Fund, Premier Shares, 3.66%[5]	3,416,931
282,771,533		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 3.86%[5]	282,658,425
54,415,366		High Yield Bond Core Fund	287,857,288
331,578,386		Mortgage Core Fund	2,801,837,359
45,702,948		Project and Trade Finance Core Fund	398,072,678
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,445,582,916)	4,179,045,684
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $10,829,662,531)[6]	10,262,008,453
		OTHER ASSETS AND LIABILITIES - NET—0.0%[7]	1,643,271
		TOTAL NET ASSETS—100%	$10,263,651,724
Annual Shareholder Report

At November 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	3,748	$769,686,941	March 2023	$1,796,641
United States Treasury Notes 5-Year Long Futures	2,268	$246,237,470	March 2023	$1,235,439
United States Treasury Notes 10-Year Long Futures	4,836	$548,886,000	March 2023	$2,936,056
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	5,810	$695,202,813	March 2023	$(6,660,880)
United States Treasury Ultra Bond Short Futures	1,209	$164,764,031	March 2023	$(2,013,684)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(2,706,428)
At November 30, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/15/2022	Barclays Bank PLC Wholesale	2,531,068,675	JPY	$18,175,000	$183,589
12/19/2022	JPMorgan Chase Bank, N.A.	1,253,045,841	JPY	$9,087,500	$6,327
12/19/2022	Morgan Stanley	1,263,768,727	JPY	$9,087,500	$84,148
12/19/2022	Morgan Stanley	2,518,746,025	JPY	$18,175,000	$104,491
12/19/2022	Morgan Stanley	2,533,685,875	JPY	$18,175,000	$212,916
Contracts Sold:
12/15/2022	Barclays Bank PLC Wholesale	2,524,489,325	JPY	$18,175,000	$(135,867)
12/19/2022	Morgan Stanley	2,512,421,125	JPY	$18,175,000	$(58,589)
12/19/2022	Morgan Stanley	5,052,650,000	JPY	$36,350,000	$(318,990)
12/21/2022	Morgan Stanley	9,087,500	GBP	$10,759,168	$(201,179)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(123,154)
Annual Shareholder Report

At November 30, 2022, the Fund had the following outstanding written options:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Option:
Bank of New York	GBP CALL/ USD PUT	(24,000,000)	$24,000,000	December 2022	$1.18	$(522,888)
Put Option:
Morgan Stanley	GBP PUT/ USD CALL	(12,000,000)	$12,000,000	December 2022	$1.12	$(12)
(Premium Received $259,680)						$(522,900)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Written Options Contracts is included in “Other Assets and Liabilities–Net.”
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2022, were as follows:
Affiliates	Value as of 11/30/2021	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$222,335,908	$6,136,467	$(214,516,006)
Emerging Markets Core Fund	$554,168,691	$288,603,534	$(380,825,931)
Federated Hermes Government Obligations Fund, Premier Shares*	$41,289,653	$3,267,031,470	$(3,304,904,192)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$173,788,673	$5,853,608,759	$(5,744,674,826)
High Yield Bond Core Fund	$1,088,106,476	$16,000,000	$(726,646,617)
Mortgage Core Fund	$2,543,727,294	$1,397,860,000	$(771,919,140)
Project and Trade Finance Core Fund	$508,452,940	$47,656,646	$(150,207,500)
TOTAL OF AFFILIATED TRANSACTIONS	$5,131,869,635	$10,876,896,876	$(11,293,694,212)
Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 11/30/2022	Shares Held as of 11/30/2022**	Dividend Income	Gain Distributions Received
$(10,348,423)	$(3,470,722)	$137,224	15,773	$6,136,466	$—
$(2,156,373)	$(54,724,142)	$405,065,779	51,404,287	$23,882,534	$—
N/A	N/A	$3,416,931	3,416,931	$478,548	$—
$54,313	$(118,494)	$282,658,425	282,771,533	$6,100,058	$15,367
$(59,398,060)	$(30,204,511)	$287,857,288	54,415,366	$33,551,102	$—
$(295,840,066)	$(71,990,729)	$2,801,837,359	331,578,386	$74,701,534	$—
$13,444,800	$(21,274,208)	$398,072,678	45,702,948	$20,635,144	$—
$(354,243,809)	$(181,782,806)	$4,179,045,684	769,305,224	$165,485,386	$15,367

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
**	At November 30, 2022, the Fund owned a majority of the outstanding shares of beneficial interest of each of Mortgage Core Fund, Emerging Markets Core Fund and Project and Trade Finance Core Fund.

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $10,916,322,821.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$3,986,630,450	$—	$3,986,630,450
Corporate Bonds	—	1,990,360,335	16,992	1,990,377,327
Commercial Mortgage- Backed Securities	—	86,767,575	—	86,767,575
Asset-Backed Securities	—	14,439,528	—	14,439,528
Mortgage-Backed Securities	—	2,186,661	—	2,186,661
Foreign Governments/ Agency	—	2,123,142	—	2,123,142
Municipal Bond	—	400,043	—	400,043
Collateralized Mortgage Obligation	—	34,793	—	34,793
Adjustable Rate Mortgages	—	3,250	—	3,250
Investment Companies[1]	3,780,973,006	—	—	4,179,045,684
TOTAL SECURITIES	$3,780,973,006	$6,082,945,777	$16,992	$10,262,008,453
Other Financial Instruments:
Assets
Futures Contracts	$5,968,136	$—	$—	$5,968,136
Foreign Exchange Contracts	—	591,471	—	591,471
Liabilities
Futures Contracts	(8,674,564)	—	—	(8,674,564)
Foreign Exchange Contracts	—	(714,625)	—	(714,625)
Written Options Contracts	—	(522,900)	—	(522,900)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(2,706,428)	$(646,054)	$—	$(3,352,482)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $398,072,678 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing
NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.28	$11.73	$11.06	$10.36	$10.88
Income From Investment Operations:
Net investment income (loss)	0.25[1]	0.26	0.26	0.32	0.30
Net realized and unrealized gain (loss)	(1.61)	(0.23)	0.67	0.70	(0.52)
Total From Investment Operations	(1.36)	0.03	0.93	1.02	(0.22)
Less Distributions:
Distributions from net investment income	(0.24)	(0.26)	(0.26)	(0.32)	(0.30)
Distributions from net realized gain	(0.11)	(0.22)	—	—	—
Total Distributions	(0.35)	(0.48)	(0.26)	(0.32)	(0.30)
Net Asset Value, End of Period	$9.57	$11.28	$11.73	$11.06	$10.36
Total Return[2]	(12.26)%	0.32%	8.47%	9.95%	(2.01)%
Ratios to Average Net Assets:
Net expenses[3]	0.92%	0.92%	0.92%	0.92%	0.92%
Net investment income	2.40%	2.30%	2.31%	2.95%	2.82%
Expense waiver/reimbursement[4]	0.05%	0.05%	0.05%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$159,323	$195,599	$201,349	$171,858	$184,434
Portfolio turnover[5]	107%	68%	88%	43%	48%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.28	$11.73	$11.06	$10.36	$10.88
Income From Investment Operations:
Net investment income (loss)	0.18[1]	0.19	0.20	0.26	0.24
Net realized and unrealized gain (loss)	(1.61)	(0.22)	0.66	0.70	(0.51)
Total From Investment Operations	(1.43)	(0.03)	0.86	0.96	(0.27)
Less Distributions:
Distributions from net investment income	(0.18)	(0.20)	(0.19)	(0.26)	(0.25)
Distributions from net realized gain	(0.11)	(0.22)	—	—	—
Total Distributions	(0.29)	(0.42)	(0.19)	(0.26)	(0.25)
Net Asset Value, End of Period	$9.56	$11.28	$11.73	$11.06	$10.36
Total Return[2]	(12.84)%	(0.23)%	7.88%	9.36%	(2.54)%
Ratios to Average Net Assets:
Net expenses[3]	1.49%	1.48%	1.47%	1.46%	1.47%
Net investment income	1.80%	1.74%	1.78%	2.42%	2.26%
Expense waiver/reimbursement[4]	0.04%	0.04%	0.04%	0.04%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,222	$2,686	$4,386	$6,440	$8,244
Portfolio turnover[5]	107%	68%	88%	43%	48%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.28	$11.73	$11.06	$10.36	$10.88
Income From Investment Operations:
Net investment income (loss)	0.19[1]	0.21	0.21	0.27	0.25
Net realized and unrealized gain (loss)	(1.60)	(0.23)	0.66	0.70	(0.52)
Total From Investment Operations	(1.41)	(0.02)	0.87	0.97	(0.27)
Less Distributions:
Distributions from net investment income	(0.19)	(0.21)	(0.20)	(0.27)	(0.25)
Distributions from net realized gain	(0.11)	(0.22)	—	—	—
Total Distributions	(0.30)	(0.43)	(0.20)	(0.27)	(0.25)
Net Asset Value, End of Period	$9.57	$11.28	$11.73	$11.06	$10.36
Total Return[2]	(12.70)%	(0.17)%	7.93%	9.40%	(2.51)%
Ratios to Average Net Assets:
Net expenses[3]	1.42%	1.42%	1.43%	1.43%	1.44%
Net investment income	1.90%	1.80%	1.81%	2.45%	2.31%
Expense waiver/reimbursement[4]	0.04%	0.04%	0.04%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,179	$41,098	$52,265	$47,994	$52,798
Portfolio turnover[5]	107%	68%	88%	43%	48%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.28	$11.73	$11.06	$10.36	$10.88
Income From Investment Operations:
Net investment income (loss)	0.23[1]	0.24	0.24	0.30	0.29
Net realized and unrealized gain (loss)	(1.61)	(0.23)	0.67	0.70	(0.52)
Total From Investment Operations	(1.38)	0.01	0.91	1.00	(0.23)
Less Distributions:
Distributions from net investment income	(0.22)	(0.24)	(0.24)	(0.30)	(0.29)
Distributions from net realized gain	(0.11)	(0.22)	—	—	—
Total Distributions	(0.33)	(0.46)	(0.24)	(0.30)	(0.29)
Net Asset Value, End of Period	$9.57	$11.28	$11.73	$11.06	$10.36
Total Return[2]	(12.42)%	0.14%	8.27%	9.77%	(2.17)%
Ratios to Average Net Assets:
Net expenses[3]	1.11%	1.11%	1.11%	1.09%	1.10%
Net investment income	2.21%	2.11%	2.14%	2.79%	2.65%
Expense waiver/reimbursement[4]	0.06%	0.04%	0.04%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,461	$36,596	$38,182	$40,574	$43,512
Portfolio turnover[5]	107%	68%	88%	43%	48%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.29	$11.73	$11.06	$10.36	$10.88
Income From Investment Operations:
Net investment income (loss)	0.30[1]	0.32	0.33	0.38	0.36
Net realized and unrealized gain (loss)	(1.61)	(0.21)	0.66	0.70	(0.52)
Total From Investment Operations	(1.31)	0.11	0.99	1.08	(0.16)
Less Distributions:
Distributions from net investment income	(0.30)	(0.33)	(0.32)	(0.38)	(0.36)
Distributions from net realized gain	(0.11)	(0.22)	—	—	—
Total Distributions	(0.41)	(0.55)	(0.32)	(0.38)	(0.36)
Net Asset Value, End of Period	$9.57	$11.29	$11.73	$11.06	$10.36
Total Return[2]	(11.86)%	0.97%	9.06%	10.55%	(1.47)%
Ratios to Average Net Assets:
Net expenses[3]	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	2.96%	2.85%	2.86%	3.50%	3.38%
Expense waiver/reimbursement[4]	0.08%	0.07%	0.07%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,573,873	$8,145,281	$7,510,994	$6,419,153	$5,855,756
Portfolio turnover[5]	107%	68%	88%	43%	48%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.28	$11.73	$11.06	$10.36	$10.88
Income From Investment Operations:
Net investment income (loss)	0.27[1]	0.29	0.29	0.34	0.32
Net realized and unrealized gain (loss)	(1.60)	(0.23)	0.66	0.71	(0.51)
Total From Investment Operations	(1.33)	0.06	0.95	1.05	(0.19)
Less Distributions:
Distributions from net investment income	(0.27)	(0.29)	(0.28)	(0.35)	(0.33)
Distributions from net realized gain	(0.11)	(0.22)	—	—	—
Total Distributions	(0.38)	(0.51)	(0.28)	(0.35)	(0.33)
Net Asset Value, End of Period	$9.57	$11.28	$11.73	$11.06	$10.36
Total Return[2]	(12.04)%	0.57%	8.73%	10.22%	(1.76)%
Ratios to Average Net Assets:
Net expenses[3]	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income	2.64%	2.54%	2.58%	3.21%	3.07%
Expense waiver/reimbursement[4]	0.26%	0.26%	0.27%	0.27%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$187,000	$270,435	$356,898	$393,416	$425,188
Portfolio turnover[5]	107%	68%	88%	43%	48%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.28	$11.73	$11.06	$10.36	$10.87
Income From Investment Operations:
Net investment income (loss)	0.30[1]	0.32	0.33	0.38	0.36
Net realized and unrealized gain (loss)	(1.61)	(0.22)	0.66	0.70	(0.51)
Total From Investment Operations	(1.31)	0.10	0.99	1.08	(0.15)
Less Distributions:
Distributions from net investment income	(0.30)	(0.33)	(0.32)	(0.38)	(0.36)
Distributions from net realized gain	(0.11)	(0.22)	—	—	—
Total Distributions	(0.41)	(0.55)	(0.32)	(0.38)	(0.36)
Net Asset Value, End of Period	$9.56	$11.28	$11.73	$11.06	$10.36
Total Return[2]	(11.86)%	0.89%	9.07%	10.56%	(1.37)%
Ratios to Average Net Assets:
Net expenses[3]	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	2.97%	2.85%	2.87%	3.50%	3.39%
Expense waiver/reimbursement[4]	0.04%	0.04%	0.04%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,286,594	$2,512,951	$1,924,055	$1,498,931	$1,079,125
Portfolio turnover[5]	107%	68%	88%	43%	48%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2022

Assets:
Investment in securities, at value including $3,322,709 of securities loaned and $4,179,045,684 of investments in affiliated holdings* (identified cost $10,829,662,531)	$10,262,008,453
Cash denominated in foreign currencies (identified cost $1,327,247)	1,370,932
Due from broker (Note 2)	323,189
Income receivable	31,845,216
Income receivable from affiliated holdings	17,840,847
Receivable for shares sold	20,572,859
Unrealized appreciation on foreign exchange contracts	591,471
Receivable for variation margin on futures contracts	2,970,642
Total Assets	10,337,523,609
Liabilities:
Payable for investments purchased	9,625,740
Payable for shares redeemed	48,975,008
Written options outstanding (premium received $259,680), at value	522,900
Unrealized depreciation on foreign exchange contracts	714,625
Payable to bank	2,908,991
Payable for collateral due to broker for securities lending (Note 2)	3,416,931
Income distribution payable	6,617,573
Payable for investment adviser fee (Note 5)	71,818
Payable for administrative fee (Note 5)	21,878
Payable for distribution services fee (Note 5)	68,161
Payable for other service fees (Notes 2 and 5)	79,380
Accrued expenses (Note 5)	848,880
Total Liabilities	73,871,885
Net assets for 1,072,923,460 shares outstanding	$10,263,651,724
Net Assets Consist of:
Paid-in capital	$11,595,161,199
Total distributable earnings (loss)	(1,331,509,475)
Total Net Assets	$10,263,651,724
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($159,322,727 ÷ 16,655,177 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.57
Offering price per share (100/95.50 of $9.57)	$10.02
Redemption proceeds per share	$9.57
Class B Shares:
Net asset value per share ($1,222,290 ÷ 127,826 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.56
Offering price per share	$9.56
Redemption proceeds per share (94.50/100 of $9.56)	$9.03
Class C Shares:
Net asset value per share ($28,178,652 ÷ 2,945,990 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.57
Offering price per share	$9.57
Redemption proceeds per share (99.00/100 of $9.57)	$9.47
Class R Shares:
Net asset value per share ($27,461,329 ÷ 2,870,914 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.57
Offering price per share	$9.57
Redemption proceeds per share	$9.57
Institutional Shares:
Net asset value per share ($7,573,873,275 ÷ 791,667,702 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.57
Offering price per share	$9.57
Redemption proceeds per share	$9.57
Service Shares:
Net asset value per share ($186,999,818 ÷ 19,547,475 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.57
Offering price per share	$9.57
Redemption proceeds per share	$9.57
Class R6 Shares:
Net asset value per share ($2,286,593,633 ÷ 239,108,376 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.56
Offering price per share	$9.56
Redemption proceeds per share	$9.56

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2022

Investment Income:
Interest	$176,189,116
Dividends (including $164,886,367 received from affiliated holdings* and net of foreign taxes withheld of $5)	164,901,729
Net income on securities loaned (includes $599,019 earned from affiliated holdings related to cash collateral balances*) (Note 2)	496,017
TOTAL INCOME	341,586,862
Expenses:
Investment adviser fee (Note 5)	30,702,584
Administrative fee (Note 5)	8,026,412
Custodian fees	340,489
Transfer agent fees (Note 2)	4,952,366
Directors’/Trustees’ fees (Note 5)	63,012
Auditing fees	32,401
Legal fees	8,605
Portfolio accounting fees	305,202
Distribution services fee (Note 5)	1,411,262
Other service fees (Notes 2 and 5)	1,078,955
Share registration costs	427,834
Printing and postage	219,307
Miscellaneous (Note 5)	78,548
TOTAL EXPENSES	47,646,977
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(3,747,596)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(3,547,777)
TOTAL WAIVERS AND REIMBURSEMENTS	(7,295,373)
Net expenses	40,351,604
Net investment income	301,235,258
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized loss on investments (including net realized loss of $(181,782,806) on sales of investments in affiliated holdings*)	$(824,831,454)
Net realized loss on foreign currency transactions	(1,607,027)
Net realized loss on foreign exchange contracts	(1,945,740)
Net realized gain on futures contracts	135,116,831
Net realized gain on written options	1,794,496
Net realized loss on swap contracts	(8,520,986)
Realized gain distribution from affiliated investment company shares*	15,367
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(354,243,809) on investments in affiliated holdings*)	(946,504,134)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	43,685
Net change in unrealized depreciation of foreign exchange contracts	2,313,517
Net change in unrealized depreciation of futures contracts	14,284,462
Net change in unrealized appreciation of written options	(318,758)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	(1,630,159,741)
Change in net assets resulting from operations	$(1,328,924,483)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended November 30	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$301,235,258	$300,326,140
Net realized gain (loss)	(699,978,513)	113,517,617
Net change in unrealized appreciation/depreciation	(930,181,228)	(319,241,670)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,328,924,483)	94,602,087
Distributions to Shareholders:
Class A Shares	(5,963,077)	(8,525,780)
Class B Shares	(60,196)	(139,973)
Class C Shares	(1,003,417)	(1,867,869)
Class R Shares	(1,015,697)	(1,505,154)
Institutional Shares	(295,462,769)	(367,464,477)
Service Shares	(8,486,631)	(14,475,264)
Class R6 Shares	(93,420,096)	(101,092,127)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(405,411,883)	(495,070,644)
Share Transactions:
Proceeds from sale of shares	4,684,522,883	3,897,600,449
Net asset value of shares issued to shareholders in payment of distributions declared	315,580,826	387,589,957
Cost of shares redeemed	(4,206,761,713)	(2,768,204,092)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	793,341,996	1,516,986,314
Change in net assets	(940,994,370)	1,116,517,757
Net Assets:
Beginning of period	11,204,646,094	10,088,128,337
End of period	$10,263,651,724	$11,204,646,094
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2022
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
Class B Shares may be purchased through an exchange from the same share class of another Federated Hermes fund but are closed to new accounts, new investors and new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
Annual Shareholder Report

normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Annual Shareholder Report

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $7,295,373 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended November 30, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$146,679	$(28,095)
Class B Shares	2,739	(63)
Class C Shares	22,188	—
Class R Shares	85,361	(6,747)
Institutional Shares	4,383,758	(2,997,002)
Service Shares	107,053	(62,494)
Class R6 Shares	204,588	—
TOTAL	$4,952,366	$(3,094,401)
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares, and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended November 30, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$426,913
Class B Shares	4,860
Class C Shares	82,691
Service Shares	564,491
TOTAL	$1,078,955
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate,
Annual Shareholder Report

total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to seek to increase return and to manage sector/ asset class risk. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
The average notional amount of swap contracts held by the Fund throughout the period was $45,576,923. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,335,773,359 and $1,078,369,111, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,158,795 and $1,647,088, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund
Annual Shareholder Report

does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Annual Shareholder Report

As of November 30, 2022, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$3,322,709	$3,416,931
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Option Contracts
The Fund buys or sells put and call options to seek to increase return. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At November 30, 2022, the Fund had no outstanding purchased option contracts. Written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put/call options held by the Fund throughout the period was $27,492. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

The average market value of written put and call options held by the Fund throughout the period was $52,045 and $157,568, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(2,706,428)*		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	591,471	Unrealized depreciation on foreign exchange contracts	714,625
Foreign exchange contracts		—	Written options outstanding, at value	522,900
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(2,114,957)		$1,237,525

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$135,116,831	$—	$—	$—	$135,116,831
Foreign exchange contracts	—	—	(1,945,740)	(714,055)	1,794,496	(865,299)
Credit contracts	(8,520,986)	—	—	—	—	(8,520,986)
TOTAL	$(8,520,986)	$135,116,831	$(1,945,740)	$(714,055)	$1,794,496	$125,730,546

1	The net realized gain (loss) on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.
Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$14,284,462	$—	$—	$—	$14,284,462
Foreign exchange contracts	—	2,313,517	3,345	(318,758)	1,998,104
TOTAL	$14,284,462	$2,313,517	$3,345	$(318,758)	$16,282,566

1	The net change in unrealized appreciation of Purchased Options Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 11/30/2022		Year Ended 11/30/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,984,993	$40,056,595	4,102,934	$46,875,269
Shares issued to shareholders in payment of distributions declared	534,281	5,568,358	697,232	7,993,444
Shares redeemed	(5,198,265)	(52,643,466)	(4,629,571)	(52,701,460)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(678,991)	$(7,018,513)	170,595	$2,167,253
	Year Ended 11/30/2022		Year Ended 11/30/2021
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	233	$2,348	14,525	$164,885
Shares issued to shareholders in payment of distributions declared	5,654	59,798	12,114	139,088
Shares redeemed	(116,189)	(1,172,512)	(162,458)	(1,859,245)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(110,302)	$(1,110,366)	(135,819)	$(1,555,272)
Annual Shareholder Report

	Year Ended 11/30/2022		Year Ended 11/30/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	610,611	$6,129,819	798,957	$9,155,021
Shares issued to shareholders in payment of distributions declared	93,698	983,295	159,679	1,833,137
Shares redeemed	(1,400,730)	(14,259,925)	(1,771,859)	(20,170,605)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(696,421)	$(7,146,811)	(813,223)	$(9,182,447)
	Year Ended 11/30/2022		Year Ended 11/30/2021
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	635,843	$6,456,611	744,690	$8,504,404
Shares issued to shareholders in payment of distributions declared	96,809	1,011,376	130,414	1,495,931
Shares redeemed	(1,104,805)	(11,326,182)	(886,575)	(10,127,655)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(372,153)	$(3,858,195)	(11,471)	$(127,320)
	Year Ended 11/30/2022		Year Ended 11/30/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	369,751,704	$3,712,635,490	246,381,660	$2,809,320,746
Shares issued to shareholders in payment of distributions declared	23,776,620	246,520,829	26,498,276	303,505,034
Shares redeemed	(323,616,756)	(3,271,675,643)	(191,319,650)	(2,185,462,432)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	69,911,568	$687,480,676	81,560,286	$927,363,348
	Year Ended 11/30/2022		Year Ended 11/30/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,390,855	$44,849,647	8,495,711	$96,653,278
Shares issued to shareholders in payment of distributions declared	665,575	6,914,121	1,016,511	11,661,360
Shares redeemed	(9,474,189)	(95,643,432)	(15,969,296)	(181,439,153)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(4,417,759)	$(43,879,664)	(6,457,074)	$(73,124,515)
Annual Shareholder Report

	Year Ended 11/30/2022		Year Ended 11/30/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	86,955,311	$874,392,373	81,149,852	$926,926,846
Shares issued to shareholders in payment of distributions declared	5,262,101	54,523,049	5,324,971	60,961,963
Shares redeemed	(75,875,657)	(760,040,553)	(27,769,253)	(316,443,542)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	16,341,755	$168,874,869	58,705,570	$671,445,267
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	79,977,697	$793,341,996	133,018,864	$1,516,986,314
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2022 and 2021, was as follows:
	2022	2021
Ordinary income[1]	$326,394,080	$333,005,542
Long-term capital gains	$79,017,803	$162,065,102

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of November 30, 2022, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$3,770,892
Net unrealized depreciation	$(659,791,450)
Capital loss carryforwards	$(675,488,917)
TOTAL	$(1,331,509,475)
At November 30, 2022, the cost of investments for federal tax purposes was $10,916,322,821. The net unrealized depreciation of investments for federal tax purposes was $659,716,414. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $98,734,713 and net unrealized depreciation from investments for those securities having an excess of cost over value of $758,451,127. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales, straddle loss deferrals, mark-to-market on futures contracts and foreign exchange contracts and partnership adjustments.
As of November 30, 2022, the Fund had a capital loss carryforward of $675,488,917 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code of 1986, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Annual Shareholder Report

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$544,910,859	$130,578,058	$675,488,917
At November 30, 2022, for federal income tax purposes, the Fund had $5,138,826 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended November 30, 2022, the Adviser voluntarily waived $3,454,849 of its fee and voluntarily reimbursed $3,094,401 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2022, the Adviser reimbursed $292,747.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Class A Shares, Class B Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$428,119	$—
Class B Shares	14,580	—
Class C Shares	248,532	—
Class R Shares	153,311	—
Service Shares	566,720	(453,376)
TOTAL	$1,411,262	$(453,376)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2022, FSC retained $585,924 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2022, FSC retained $10,008 in sales charges from the sale of Class A Shares. FSC also retained $6,297, $938 and $2,039 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the year ended November 30, 2022, FSSC received $12,212 of the other service fees disclosed in Note 2.
Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.92%, 1.49%, 1.47%, 1.11%, 0.37%, 0.67% and 0.36% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2022, were as follows:
Purchases	$2,223,114,421
Sales	$3,903,188,703
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2022, the Fund had no outstanding loans. During the year ended November 30, 2022, the Fund did not utilize the LOC.
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2022, there were no outstanding loans. During the year ended November 30, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of
Annual Shareholder Report

modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
12. SUBSEQUENT EVENT
On November 10, 2022, the Directors approved a Plan of Conversion for the Class B Shares of the Fund pursuant to which the Class B Shares of the Fund will be converted into the Fund’s existing Class A Shares on or about February 3, 2023, resulting in the closure and termination of the Fund’s Class B Shares.
13. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended November 30, 2022, the amount of long-term capital gains designated by the Fund was $79,017,803.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF FEDERATED HERMES TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED HERMES TOTAL RETURN BOND FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Total Return Bond Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Total Return Series, Inc. (the “Corporation”)), including the portfolio of investments, as of November 30, 2022, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Total Return Series, Inc.) at November 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2022, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
January 24, 2023
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022 to November 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2022	Ending Account Value 11/30/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$959.70	$4.52
Class B Shares	$1,000	$956.90	$7.36
Class C Shares	$1,000	$958.30	$6.92
Class R Shares	$1,000	$958.80	$5.45
Institutional Shares	$1,000	$962.30	$1.82
Service Shares	$1,000	$960.90	$3.29
Class R6 Shares	$1,000	$962.30	$1.77
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.46	$4.66
Class B Shares	$1,000	$1,017.55	$7.59
Class C Shares	$1,000	$1,018.00	$7.13
Class R Shares	$1,000	$1,019.50	$5.62
Institutional Shares	$1,000	$1,023.21	$1.88
Service Shares	$1,000	$1,021.71	$3.40
Class R6 Shares	$1,000	$1,023.26	$1.83

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Class B Shares	1.50%
Class C Shares	1.41%
Class R Shares	1.11%
Institutional Shares	0.37%
Service Shares	0.67%
Class R6 Shares	0.36%
Annual Shareholder Report

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation’s business affairs and for exercising all the Corporation’s powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Corporation comprised three portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: March 1995
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Director and Vice President, Federated Hermes, Inc.; President,
Director/Trustee and CEO, Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, and
Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and CEO of Passport
Research, Ltd.; Director and President, Technology, Federated
Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge Lally-
Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and
the Supreme Court’s Appellate Court Procedural Rules Committee.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC
Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(natural gas). Judge Lally-Green has held the positions of: Director,
Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint
Thomas More Society; Director and Chair, Catholic High Schools of
the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Director Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: March 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Total Return Bond Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors
Annual Shareholder Report

deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
Annual Shareholder Report

Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
Annual Shareholder Report

gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
Annual Shareholder Report

investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
Annual Shareholder Report

with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Total Return Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Total Return Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Annual Shareholder Report

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Total Return Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q812
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
CUSIP 31428Q739
28142 (1/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 – $107,887

Fiscal year ended 2021 - $101,960

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2022 - $199,257

Fiscal year ended 2021 - $86,486

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 23, 2023

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 23, 2023